Capital Structure, Warrants (Details) - $ / shares	Jan. 10, 2023	Jun. 30, 2023
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)		476,763
Class D Warrants [Member]
Warrants [Abstract]
Number of warrants outstanding (in shares)		4,368,750
Shares to be issued upon exercise of remaining warrants (in shares)		27,304
Class E Warrants [Member]
Warrants [Abstract]
Number of warrants outstanding (in shares)		4,494,599
Tender offer price per share (in dollars per share)	$ 0.2
Number of warrants tendered (in shares)	4,038,114
Percentage of warrants tendered	47.00%
Shares to be issued upon exercise of remaining warrants (in shares)		449,459